Nature of Operations and Summary of Significant Accounting Policies (Schedule of Changes in Deferred Revenues Relating to Warranty Commitments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Changes in deferred revenues
Balance at beginning of year	$ 17,555	$ 14,100	$ 15,939
Revenue deferred in the period	22,309	19,413
Revenue recognized in the period	(18,854)	(21,252)
Balance at end of year	$ 17,555	$ 14,100